BUSINESS COMBINATIONS (Details) (USD $)	0 Months Ended	12 Months Ended
	Mar. 22, 2012	Dec. 31, 2012	Dec. 31, 2011
Purchase consideration
Deposit fee the Company paid prior to the completion of the acquisition		$ 6,000,000	$ 2,220,000
Offset of the accounts receivable due from Coolsand		11,955,000
Coolsand acquisition
BUSINESS COMBINATIONS
Purchase consideration in cash	20,175,000
Number of ordinary shares issued	15,000,000
Market value of shares issued	25,825,000	25,825,000
Number of ordinary shares represents under American Depositary Shares	6
Purchase consideration
Deposit fee the Company paid prior to the completion of the acquisition		8,220,000
Offset of the accounts receivable due from Coolsand		11,955,000
Issuance of ordinary shares	25,825,000	25,825,000
Total purchase consideration		46,000,000
Allocation of the purchase price of the assets acquired based on their fair values
Goodwill		8,900,000
Total		46,000,000
Unaudited Pro-forma information
Pro-forma net revenues		412,676,000	308,189,000
Pro-forma net income		50,305,000	41,898,000
Earnings per ordinary share - Basic (in dollars per share)		$ 0.19	$ 0.16
Earnings per ordinary share - Diluted (in dollars per share)		$ 0.18	$ 0.15
Coolsand acquisition | Baseband technologies
Allocation of the purchase price of the assets acquired based on their fair values
Acquired identifiable intangible assets		$ 37,100,000
Acquired identifiable intangible assets, amortization period		5 years